     As filed with the Securities and Exchange Commission on June 26, 1998

                                                             File No. 33-81574
                                                             File No. 811-8620


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 9

                                      and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 12


                              THE MILESTONE FUNDS
                        (Formerly LEARNING ASSETS(TM))
            (Exact Name of Registrant as Specified in its Charter)

               One Executive Boulevard, Yonkers, New York 10701
                    (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: 800-941-6453



                              Timothy J. Overzat
                             90 Washington Street
                           New York, New York 10286
                    (Name and Address of Agent for Service)

                         Copies of Communications to:
                          Susan Penry-Williams, Esq.
                      Kramer, Levin, Naftalis, & Frankel
                               919 Third Avenue
                           New York, New York 10019


            It is proposed that this filing will become effective:

        immediately upon filing pursuant to Rule 485, paragraph (b) on [ date ] pursuant to Rule 485, paragraph (b)
X 60 days after filing pursuant to Rule 485, paragraph (a)(i) on [ date ] pursuant to Rule 485, paragraph (a)(i)
        75 days after filing pursuant to Rule 485, paragraph (a)(ii) on [ date ] pursuant to Rule 485, paragraph (a)(ii)
X this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             CROSS REFERENCE SHEET
                         (as required by Rule 404 (c))

                                    PART A

Form N-1A                                                                 Location in Prospectus
Item No.                                                                  (Caption)
---------------------                                                     -------------------------------------------

The Registrant has filed the information required in the prospectuses in the Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A on
April 15, 1998, (accession #0000889812-98-000958) and is hereby incorporated by reference. The Registrant has not amended its prospectuses.


Item 1.               Cover Page                                          Cover Page

Item 2.               Synopsis                                            Expenses of Investing in the Portfolio

Item 3.               Condensed Financial Information                     Financial Highlights

Item 4.               General Description of Registrant                   Prospectus Summary; Investment Objective
                                                                          and Policies; Other Information

Item 5.               Management of the Fund                              Prospectus Summary; Management of the
                                                                          Trust

Item 5A.              Management's Discussion of Fund Performance         Not Applicable

Item 6.               Capital Stock and Other Securities                  Investment Objective and Policies;
                                                                          Dividends and Tax Matters; Other
                                                                          Information

Item 7.               Purchase of Securities Being Offered                How to Invest in the Portfolio; Other
                                                                          Information; Management of the Trust

Item 8.               Redemption or Repurchase                            How to Invest in the Portfolio; How to
                                                                          Redeem Shares of the Portfolio


Item 9.               Pending Legal Proceedings                           Not Applicable


                             CROSS REFERENCE SHEET
                         (as required by Rule 404 (c))

                                    PART B

Form N-1A                                                                           Location in Statement
                                                                                  of Additional Information
Item No.                                                                                  (Caption)
---------------------                                                     -------------------------------------------

The Registrant has filed the information required in the statement of additional information in the Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A on April 15, 1998, (accession
#0000889812-98-000958) and is hereby incorporated by reference. The Registrant has not amended its statement of additional information.


Item 10.              Cover Page                                          Cover Page

Item 11.              Table of Contents                                   Cover Page

Item 12.              General Information and History                     Other Information

Item 13.              Investment Objectives and Policies                  Investment Policies; Investment
                                                                          Limitations

Item 14.              Management of the Fund                              Management

Item 15.              Control Persons and Principal Holders of            Management; Other Information
                      Securities

Item 16.              Investment Advisory and Other Services              Management

Item 17.              Brokerage Allocation and Other Practices            Portfolio Transactions

Item 18.              Capital Stock and Other Securities                  Determination of Net Asset Value

Item 19.              Purchase, Redemption and Pricing of Securities      Determination of Net Asset Value;
                      Being Offered                                       Additional Purchase and Redemptions
                                                                          Information

Item 20.              Tax Status                                          Taxation

Item 21.              Underwriters                                        Management

Item 22.              Calculation of Performance Data                     Advertising

Item 23.              Financial Statements                                Not applicable

                                    PART C
                               OTHER INFORMATION

The Registrant has filed the information required in the Part C in the Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A on April 15, 1998 (accession #0000889812-98-000958) and is hereby incorporated by reference. The Registrant has not amended its Part C.

                               EXPLANATORY NOTE

The purpose of this filing is solely to designate a new effective date for Post-Effective Amendment No. 8 to Registration Statement on Form N-1A of the Registrant. The prospectuses and statement of additional information for each Fund subject to such post-effective amendment have not been amended and are incorporated by reference herein in their entirety. The Part C to Registrant's registration statement has not been amended since Registrant's last amendment to its registration statement (Post-Effective Amendment Number 8) and is hereby incorporated by reference herein in its entirety.

SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a)(i) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 26th day of June, 1998.

                                             THE MILESTONE FUNDS

                                             By: /s/ Janet Tiebout Hanson
                                             ---------------------------------
                                             Janet Tiebout Hanson, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons on the 26th day of June, 1998.


                  Name                                        Title                                       Date

/s/ Dort A. Cameron III                                       Trustee                                     6/26/98
------------------------------
         (Dort A. Cameron III)

/s/ Michael Minikes                                           Trustee                                     6/26/98
------------------------------
         (Michael Minikes)

/s/ Karen S. Cook                                             Trustee                                     6/26/98
------------------------------
         (Karen S. Cook)

/s/ Anne Brown Farrell                                        Trustee                                     6/26/98
------------------------------
         (Anne Brown Farrell)

/s/ John D. Gilliam                                           Trustee                                     6/26/98
------------------------------
         (John D. Gilliam)

/s/ Allen Lee Sessoms                                         Trustee                                     6/26/98
------------------------------
         (Allen Lee Sessoms)

/s/ Jeffrey R. Hanson                                         Secretary                                   6/26/98
------------------------------
         (Jeffrey R. Hanson)